Bank Loan (Tables)	6 Months Ended
Jun. 30, 2026
Bank Loan [Abstract]
Schedule of Carrying Amounts of Bank Loan

The carrying amount of bank loan is as follows:

	December 31, 2025 (Audited)	June 30, 2026 (Unaudited)	June 30, 2026 (Unaudited)
	MYR	MYR	USD
Bank loan
Current portion	33,637	25,157	6,163
Non-current portion	292,345	274,955	67,358
Total bank loan	325,982	300,112	73,521

Schedule of Bank Loan	The bank loan as of December 31, 2025